CONSOLIDATED STATEMENTS OF MEMBERS' DEFICIT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance beginning	$ (102,878)	$ (1,249)	$ 1,181
Equity-based compensation	3,204	1,929	143
Non-employee equity-based compensation	1,492	1,384
Issuance of members units, net of issuance costs of $559		16,551
Series A preferred discount amortization and equity distribution	(34,511)	(870)
Repayment of notes receivable from members		56	199
Repurchase member units	(2,953)	(125,000)	(2,000)
Net income (loss)	(13,845)	4,321	(772)
Balance end	(149,491)	(102,878)	(1,249)
Members' Interest
Balance beginning	(96,727)	9,223	10,881
Equity-based compensation	3,204	1,929	143
Non-employee equity-based compensation	1,492	1,384
Issuance of members units, net of issuance costs of $559		16,551
Series A preferred discount amortization and equity distribution	(34,511)	(870)
Repayment of notes receivable from members		56	199
Repurchase member units	(2,953)	(125,000)	(2,000)
Balance end	(129,495)	(96,727)	9,223
Accumulated Deficit
Balance beginning	(6,151)	(10,472)	(9,700)
Net income (loss)	(13,845)	4,321	(772)
Balance end	$ (19,996)	$ (6,151)	$ (10,472)